As filed with the Securities and Exchange Commission on December 15, 2025

Securities Act Registration No. 333-281744
Investment Company Act Registration No. 811-23997

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 27	☒

TORTOISE CAPITAL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

5901 College Boulevard, Suite 400
Overland Park, Kansas 66211
(Address of Principal Executive Offices) (Zip Code)

(913) 981-1020
(Registrant’s Telephone Number, including Area Code)

Tom Florence
5901 College Boulevard, Suite 400
Overland Park, Kansas 66211
(Name and Address of Agent for Service)

Copies to:
Deborah Bielicke Eades
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 18, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On [•] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [•] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 19 to Tortoise Capital Series Trust’s Registration Statement related solely to Tortoise MLP ETF until December 18, 2025.   Parts A, B and C of Registrant’s Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940, filed on September 19, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Overland Park, and State of Kansas on this 15th day of December 2025.

TORTOISE CAPITAL SERIES TRUST

By:	/s/ Tom Florence
Tom Florence
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date

/s/ Tom Florence	Principal Executive Officer and Trustee	December 15, 2025
Tom Florence

/s/ Peter Sattelmair	Principal Financial Officer and	December 15, 2025
Peter Sattelmair	Principal Accounting Officer

*	Trustee
Andrew J. Iseman

*	Trustee
John C. Maxwell

*	Trustee
Carrie Ramirez Schoffman

*	Trustee
Keith A. Fletcher

/s/ Jeffrey Kruske	Attorney-In-Fact	December 15, 2025
Jeffrey Kruske

*	An original power of attorney authorizing, among others, Jeffrey Kruske to execute this registration statement, and amendments thereto, for each of the Trustees of the Registrant is filed, has been executed and is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on October 18, 2024.